Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

	Balance at 12/31/2016	Additions	Disposals	Transfers	Balance at 12/31/2017	Business combination	Additions	Disposals	Impairment	Balance at 12/31/2018
Cost
Goodwill - acquisition of subsidiaries	118,706	—	—	—	118,706	24,488	—	—	—	143,194
Customer relationship	97,355	—	—	—	97,355	2,103	—	(30)	—	99,428
Trademark use right	12,491	—	—	—	12,491	—	—	—	—	12,491
Trademarks and patents	45	—	—	—	45	1,659	—	—	—	1,704
Software	30,394	16,514	(2,550)	(1,295)	43,063	34,544	22,840	—	(4,764)	95,683
Licenses for use - payment arrangements	4,039	1,488	—	—	5,527	—	5,910	—	—	11,437
Software in progress	—	3,281	(90)	1,295	4,486	—	19,701	(7,071)	—	17,116
Others	876	—	(176)	—	700	—	726	(700)	—	726

	263,906	21,283	(2,816)	—	282,373	62,794	49,177	(7,801)	(4,764)	381,779
Amortization
Customer relationship	(7,477)	(9,344)	10	—	(16,811)	—	(9,760)	—	—	(26,571)
Trademark use right	(8,658)	(3,833)	—	—	(12,491)	—	—	—	—	(12,491)
Trademarks and patents	—	—	—	—	—	—	(113)	—	—	(113)
Software	(6,940)	(10,169)	255	(176)	(17,030)	(5)	(13,311)	—	—	(30,346)
Licenses for use - payment arrangements	(801)	(611)	—	176	(1,236)	—	(2,278)	—	—	(3,514)
Others	(302)	(415)	—	—	(717)	—	(370)	—	—	(1,087)

	(24,178)	(24,372)	265	—	(48,285)	(5)	(25,832)	—	—	(74,122)

Intangible assets, net	239,728	(3,089)	(2,551)	—	234,088	62,789	23,345	(7,801)	(4,764)	307,657